CONTRACT ASSETS AND LIABILITIES - Movement in Contract Assets (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Contract with Customer, Assets [Roll Forward]
Contract assets at start of the period	$ 273	$ 333
Expense deferred during the period	36	165
(Less) amounts expensed during the period	(54)	(225)
Contract assets at end of the period	$ 255	$ 273